Stock Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
A summary of option activity is set forth below (shares in thousands):

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding – December 31, 2021	1,794	$6.31	8.43
Granted	2,198	3.26
Forfeited	(79)	6.13
Expired	(17)	6.77

Outstanding – December 31, 2022	3,896	2.43	8.44	$—

Exercisable – December 31, 2022	1,430	1.94	7.48	—

Summary of RSA Activity
The following table summarizes the Company’s RSA activity (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2021	161	$9.39
Vested	(56)	8.72

RSAs, unvested at December 31, 2022	105	9.74

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of options is estimated at the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Expected term (in years)	6.00	6.01
Expected volatility	81.07%	71.23%
Risk-free rate	2.03%	0.89%
Dividend yield	—	—

Schedule of Stock-Based Compensation Expense
Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$1,612	$736
General and administrative	2,905	1,580

Total stock-based compensation expense	$4,517	$2,316